4. Significant Accounting Policies (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	R$ 989,206	R$ 1,476,818	R$ 1,320,728
Net income	1,118,255	874,472	1,161,565
Unrealized monetary and exchange variations - net	900,610	1,171,228	716,228
Deferred income tax and social contribution	(105,257)	(69,632)	(165,794)
Equity in earnings of investees	(101,739)	(166,411)	(87,590)
Cash flows from investment activities	(1,581,173)	(2,511,075)	(1,951,618)
Cash flows from financing activities	649,969	535,603	1,371,486
Change in cash and cash equivalents	R$ 58,002	(498,654)	740,596
As Previously Stated
STATEMENTS OF CASH FLOWS
Cash flows from operational activities		1,476,818	1,320,728
Net income		947,790	1,265,551
Unrealized monetary and exchange variations - net		1,142,316	617,197
Deferred income tax and social contribution		(58,754)
Equity in earnings of investees		(221,695)	(92,545)
Cash flows from investment activities		(2,511,075)	(1,951,618)
Cash flows from financing activities		535,603	1,371,486
Change in cash and cash equivalents		(498,654)	740,596
Classification Adjustments
STATEMENTS OF CASH FLOWS
Cash flows from operational activities		0	0
Net income		(73,318)	(103,986)
Unrealized monetary and exchange variations - net		28,912	99,031
Deferred income tax and social contribution		(10,878)
Equity in earnings of investees		55,284	4,955
Cash flows from investment activities		0	0
Cash flows from financing activities		0	0
Change in cash and cash equivalents		R$ 0	R$ 0